CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Revenue	$ 7,741,386	$ 5,480,826	$ 2,797,288
Costs and expenses:
Direct costs (excluding depreciation and amortization)	5,527,045	3,972,612	1,979,883
Selling, general and administrative	778,753	585,330	342,449
Depreciation and amortization	569,513	314,987	66,126
Transaction and integration related (Note 6)	39,695	198,263	(759)
Restructuring (Note 19)	31,143	31,105	18,089
Total costs and expenses	6,946,149	5,102,297	2,405,788
Income from operations	795,237	378,529	391,500
Interest income	2,345	574	2,724
Interest expense (Note 13)	(229,731)	(182,423)	(13,019)
Income before income tax expense	567,851	196,680	381,205
Income tax expense (Note 20)	(59,411)	(41,334)	(47,875)
Income before share of earnings from equity method investments	508,440	155,346	333,330
Share of equity method investments	(3,136)	(2,161)	(366)
Net Income	505,304	153,185	332,964
Net income attributable to noncontrolling interest	0	0	(633)
Net income attributable to the Group	$ 505,304	$ 153,185	$ 332,331
Net income per Ordinary Share attributable to the Group (Note 24):
Basic (USD per share)	$ 6.20	$ 2.28	$ 6.20
Diluted (USD per share)	$ 6.13	$ 2.25	$ 6.15
Weighted average number of ordinary shares outstanding:
Basic (in shares)	81,532,320	67,110,186	52,859,911
Diluted (in shares)	82,468,363	68,068,311	53,283,585